Note 19 - Subsequent Events (Details Textual)							1 Months Ended
	Apr. 22, 2024 USD ($)	Apr. 19, 2024 USD ($)	Apr. 18, 2024 USD ($)	Mar. 27, 2024 USD ($)	Jan. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 USD ($)
Term Sheet With Major Commercial Banking Institution [Member]
Line of Credit Facility, Maximum Borrowing Capacity						$ 26,000,000	$ 26,000,000
Line of Credit Facility, Maximum Borrowing Amount, Percent of the Vessel's Market Value for Financing						67.00%	67.00%
Proceeds from Issuance of Debt						$ 26,000,000
Debt Instrument, Number of Consecutive Quarterly Installments							28
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						$ 10,400,000	$ 10,400,000
Term Sheet With Major Commercial Banking Institution [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument, Basis Spread on Variable Rate							2.15%
Term Sheet With Major Commercial Banking Institution [Member] | Forecast [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 45,000,000		$ 22,000,000
Line of Credit Facility, Maximum Borrowing Amount, Percent of the Vessel's Market Value for Financing			55.00%
Proceeds from Issuance of Debt		$ 22,000,000
Debt Instrument, Number of Consecutive Quarterly Installments	40		20
Debt Instrument, Periodic Payment, Total	$ 562,500		$ 300,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 22,500,000		$ 16,000,000
Term Sheet With Major Commercial Banking Institution [Member] | Forecast [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument, Basis Spread on Variable Rate	1.95%		2.10%
M/V “Tender Soul” [Member] | Subsequent Event [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total					$ 27,000,000
M/V EM Astoria [Member] | Subsequent Event [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total				$ 10,000,000
Gain (Loss) on Disposition of Property Plant Equipment, Total				$ 6,000,000